STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - .5%
Adient PLC	37,310	[a]	1,228,245
Aptiv PLC	12,513	[a]	996,660
			2,224,905
Banks - 1.4%
Fifth Third Bancorp	105,272		3,917,171
First Citizens Bancshares, Inc., Cl. A	999		1,633,365
Zions Bancorp NA	26,754		1,161,124
			6,711,660
Capital Goods - 16.2%
Acuity Brands, Inc.	7,815		2,100,125
Advanced Drainage Systems, Inc.	5,232		901,160
AECOM	14,301		1,402,642
AGCO Corp.	8,444		1,038,781
Armstrong World Industries, Inc.	13,491		1,675,852
Axon Enterprise, Inc.	7,282	[a]	2,278,392
Carlisle Cos., Inc.	8,490		3,326,806
Carrier Global Corp.	33,818	[a]	1,965,840
Donaldson Co., Inc.	20,147		1,504,578
EMCOR Group, Inc.	10,939		3,830,838
Ferguson PLC	13,615		2,973,924
Fortune Brands Innovations, Inc.	26,142		2,213,443
Generac Holdings, Inc.	29,675	[a]	3,743,204
Howmet Aerospace, Inc.	67,631		4,627,989
Ingersoll Rand, Inc.	43,246		4,106,208
ITT, Inc.	23,355		3,176,981
Kennametal, Inc.	55,736		1,390,056
Lincoln Electric Holdings, Inc.	15,158		3,871,960
Masco Corp.	24,906		1,964,585
MSC Industrial Direct Co., Inc., Cl. A	10,906		1,058,318
nVent Electric PLC	27,989		2,110,371
Parker-Hannifin Corp.	4,164		2,314,310
Simpson Manufacturing Co., Inc.	9,178		1,883,142
Textron, Inc.	17,793		1,706,882
The AZEK Company, Inc.	27,054	[a]	1,358,652
The Middleby Corp.	7,568	[a]	1,216,859
The Timken Company	21,105		1,845,210
Trane Technologies PLC	11,649		3,497,030
United Rentals, Inc.	3,542		2,554,172
Vertiv Holdings Co., Cl. A	21,781		1,778,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Capital Goods - 16.2% (continued)
W.W. Grainger, Inc.	4,330		4,404,909
Watts Water Technologies, Inc., Cl. A	6,651		1,413,670
			75,235,743
Commercial & Professional Services - 1.8%
Broadridge Financial Solutions, Inc.	3,966		812,475
Dayforce, Inc.	24,111	[a,b]	1,596,389
Paychex, Inc.	23,228		2,852,398
Paycom Software, Inc.	4,888		972,761
Verisk Analytics, Inc.	8,752		2,063,109
			8,297,132
Consumer Discretionary Distribution & Retail - 3.0%
AutoZone, Inc.	701	[a]	2,209,307
Bath & Body Works, Inc.	24,354		1,218,187
Best Buy Co., Inc.	12,606		1,034,070
eBay, Inc.	43,225		2,281,416
Etsy, Inc.	22,322	[a]	1,533,968
O'Reilly Automotive, Inc.	2,049	[a]	2,313,075
Ross Stores, Inc.	6,619		971,404
The Gap, Inc.	36,294		999,900
Williams-Sonoma, Inc.	4,607		1,462,861
			14,024,188
Consumer Durables & Apparel - 3.2%
Brunswick Corp.	8,062		778,144
Carter's, Inc.	12,664		1,072,388
Crocs, Inc.	6,625	[a]	952,675
Deckers Outdoor Corp.	1,759	[a]	1,655,676
Helen of Troy Ltd.	8,279	[a]	954,072
Polaris, Inc.	5,563		556,968
PulteGroup, Inc.	11,232		1,354,804
Ralph Lauren Corp.	9,734		1,827,656
Skechers USA, Inc., Cl. A	17,176	[a]	1,052,202
Tapestry, Inc.	46,430		2,204,496
TopBuild Corp.	4,028	[a]	1,775,260
Whirlpool Corp.	7,966		952,973
			15,137,314
Consumer Services - 3.0%
Boyd Gaming Corp.	9,649		649,571
Chipotle Mexican Grill, Inc.	1,027	[a]	2,985,253
Darden Restaurants, Inc.	8,423		1,407,904
Doordash, Inc., Cl. A	10,248	[a]	1,411,355
Expedia Group, Inc.	12,323	[a]	1,697,493
Grand Canyon Education, Inc.	17,742	[a]	2,416,638
MGM Resorts International	30,400	[a]	1,435,184

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Consumer Services - 3.0% (continued)
Royal Caribbean Cruises Ltd.	15,454	[a]	2,148,261
			14,151,659
Consumer Staples Distribution & Retail - 1.3%
Dollar Tree, Inc.	6,516	[a]	867,605
Performance Food Group Co.	17,968	[a]	1,341,132
Sprouts Farmers Market, Inc.	23,127	[a]	1,491,229
US Foods Holding Corp.	45,676	[a]	2,465,134
			6,165,100
Energy - 5.6%
Baker Hughes Co.	42,695		1,430,283
ChampionX Corp.	52,413		1,881,103
Cheniere Energy, Inc.	4,128		665,764
CNX Resources Corp.	60,912	[a,b]	1,444,833
Halliburton Co.	85,913		3,386,690
HF Sinclair Corp.	11,930		720,214
Marathon Oil Corp.	131,944		3,739,293
Matador Resources Co.	20,360		1,359,437
Murphy Oil Corp.	42,392		1,937,314
Phillips 66	49,274		8,048,415
Range Resources Corp.	25,375		873,661
Valaris Ltd.	9,038	[a]	680,200
			26,167,207
Equity Real Estate Investment Trusts - 7.8%
Boston Properties, Inc.	11,327	[c]	739,766
Brixmor Property Group, Inc.	94,087	[c]	2,206,340
Douglas Emmett, Inc.	62,424	[c]	865,821
EastGroup Properties, Inc.	11,945	[c]	2,147,353
Essex Property Trust, Inc.	11,917	[c]	2,917,401
Federal Realty Investment Trust	29,279	[c]	2,989,971
First Industrial Realty Trust, Inc.	47,217	[c]	2,480,781
Healthpeak Properties, Inc.	234,573	[c]	4,398,244
Host Hotels & Resorts, Inc.	39,053	[c]	807,616
Invitation Homes, Inc.	48,894	[c]	1,741,115
Kilroy Realty Corp.	57,231	[c]	2,084,925
Lamar Advertising Co., Cl. A	12,960	[c]	1,547,554
Mid-America Apartment Communities, Inc.	28,880	[c]	3,800,030
NNN REIT, Inc.	70,916	[c]	3,030,950
Simon Property Group, Inc.	28,308	[c]	4,429,919
			36,187,786
Financial Services - 6.6%
Ameriprise Financial, Inc.	8,954		3,925,792
Apollo Global Management, Inc.	15,634		1,758,043
Coinbase Global, Inc., Cl. A	7,228	[a,b]	1,916,287

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Financial Services - 6.6% (continued)
Corpay, Inc.	12,133	[a]	3,743,516
Discover Financial Services	18,602		2,438,536
Euronet Worldwide, Inc.	17,444	[a]	1,917,619
FactSet Research Systems, Inc.	1,485		674,769
Federated Hermes, Inc.	51,668		1,866,248
Global Payments, Inc.	8,167		1,091,601
MarketAxess Holdings, Inc.	2,961		649,199
MSCI, Inc.	5,574		3,123,948
OneMain Holdings, Inc.	21,233		1,084,794
Rithm Capital Corp.	149,401	[c]	1,667,315
Synchrony Financial	27,683		1,193,691
T. Rowe Price Group, Inc.	29,786		3,631,509
			30,682,867
Food, Beverage & Tobacco - 2.7%
Celsius Holdings, Inc.	22,938	[a]	1,902,019
Freshpet, Inc.	6,220	[a,b]	720,649
Hormel Foods Corp.	71,498		2,494,565
McCormick & Co., Inc.	19,079		1,465,458
Molson Coors Beverage Co., Cl. B	35,517		2,388,518
The Hershey Company	17,845		3,470,852
			12,442,061
Health Care Equipment & Services - 5.7%
Align Technology, Inc.	5,767	[a]	1,891,115
Cardinal Health, Inc.	11,389		1,274,429
Cencora, Inc.	3,742		909,269
Chemed Corp.	2,890		1,855,178
DexCom, Inc.	23,518	[a]	3,261,947
Doximity, Inc., Cl. A	24,644	[a]	663,170
Henry Schein, Inc.	13,250	[a]	1,000,640
IDEXX Laboratories, Inc.	7,580	[a]	4,092,669
Inspire Medical Systems, Inc.	3,994	[a]	857,871
Insulet Corp.	4,838	[a]	829,233
Molina Healthcare, Inc.	6,222	[a]	2,556,184
Option Care Health, Inc.	19,960	[a]	669,458
Penumbra, Inc.	3,455	[a]	771,087
ResMed, Inc.	12,412		2,457,948
Teladoc Health, Inc.	71,992	[a]	1,087,079
Teleflex, Inc.	4,247		960,544
Veeva Systems, Inc., Cl. A	6,002	[a]	1,390,603
			26,528,424
Household & Personal Products - .7%
Reynolds Consumer Products, Inc.	57,594		1,644,885
The Clorox Company	10,315		1,579,330
			3,224,215

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Insurance - 6.7%
Aflac, Inc.	12,908		1,108,281
Arch Capital Group Ltd.	28,978	[a]	2,678,726
Cincinnati Financial Corp.	16,797		2,085,683
Everest Group Ltd.	3,861		1,534,748
Globe Life, Inc.	42,971		5,000,535
Kinsale Capital Group, Inc.	3,004		1,576,319
Loews Corp.	60,049		4,701,236
Primerica, Inc.	10,773		2,725,138
RenaissanceRe Holdings Ltd.	3,096		727,653
The Hartford Financial Services Group, Inc.	49,087		5,058,415
Unum Group	31,898		1,711,647
W.R. Berkley Corp.	24,798		2,193,135
			31,101,516
Materials - 5.2%
Amcor PLC	186,246		1,771,199
Avient Corp.	10,015		434,651
Berry Global Group, Inc.	11,491		694,976
Cabot Corp.	12,294		1,133,507
CF Industries Holdings, Inc.	16,341		1,359,735
Cleveland-Cliffs, Inc.	49,864	[a]	1,133,907
DuPont de Nemours, Inc.	7,157		548,727
Eagle Materials, Inc.	17,752		4,824,106
Element Solutions, Inc.	40,714		1,017,036
Greif, Inc., Cl. A	14,559		1,005,299
Ingevity Corp.	11,809	[a]	563,289
NewMarket Corp.	1,630		1,034,431
Nucor Corp.	17,563		3,475,718
PPG Industries, Inc.	20,239		2,932,631
RPM International, Inc.	17,474		2,078,532
			24,007,744
Media & Entertainment - 3.6%
Cable One, Inc.	3,739		1,582,083
Electronic Arts, Inc.	18,212		2,416,186
Fox Corp., Cl. A	32,195		1,006,738
Match Group, Inc.	28,376	[a]	1,029,481
Omnicom Group, Inc.	13,992		1,353,866
Pinterest, Inc., Cl. A	21,492	[a]	745,128
Roku, Inc.	17,065	[a]	1,112,126
Spotify Technology SA	10,297	[a]	2,717,378
The New York Times Company, Cl. A	28,072		1,213,272
The Trade Desk, Inc., Cl. A	41,945	[a]	3,666,832
			16,843,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
Agilent Technologies, Inc.	44,155		6,424,994
Bruker Corp.	8,921		838,039
Charles River Laboratories International, Inc.	3,262	[a]	883,839
Exact Sciences Corp.	5,666	[a]	391,294
Exelixis, Inc.	32,977	[a]	782,544
IQVIA Holdings, Inc.	10,947	[a]	2,768,387
Medpace Holdings, Inc.	4,585	[a]	1,853,028
Mettler-Toledo International, Inc.	1,300	[a]	1,730,677
Repligen Corp.	3,885	[a,b]	714,529
Sarepta Therapeutics, Inc.	7,009	[a]	907,385
Waters Corp.	2,528	[a]	870,213
West Pharmaceutical Services, Inc.	9,608		3,801,982
			21,966,911
Semiconductors & Semiconductor Equipment - 2.3%
Enphase Energy, Inc.	8,430	[a]	1,019,861
First Solar, Inc.	5,368	[a]	906,118
Microchip Technology, Inc.	57,936		5,197,439
Monolithic Power Systems, Inc.	3,772		2,555,228
Rambus, Inc.	15,713	[a]	971,221
			10,649,867
Software & Services - 6.7%
Akamai Technologies, Inc.	11,229	[a]	1,221,266
Ansys, Inc.	5,661	[a]	1,965,273
AppLovin Corp., Cl. A	16,585	[a]	1,148,014
Cadence Design Systems, Inc.	5,504	[a]	1,713,285
CrowdStrike Holdings, Inc., CI. A	9,611	[a]	3,081,190
DocuSign, Inc.	28,197	[a]	1,679,131
EPAM Systems, Inc.	3,256	[a]	899,177
Fair Isaac Corp.	966	[a]	1,207,123
Fortinet, Inc.	9,700	[a]	662,607
HubSpot, Inc.	4,374	[a]	2,740,573
MongoDB, Inc.	4,995	[a]	1,791,407
Palantir Technologies, Inc., Cl. A	137,858	[a]	3,172,113
Pegasystems, Inc.	18,045		1,166,429
RingCentral, Inc., Cl. A	28,082	[a]	975,569
Smartsheet, Inc., Cl. A	24,968	[a]	961,268
Synopsys, Inc.	1,794	[a]	1,025,271
Teradata Corp.	27,328	[a]	1,056,774
UiPath, Inc., Cl. A	44,468	[a]	1,008,090
Verisign, Inc.	5,413	[a]	1,025,818
Zoom Video Communications, Inc., CI. A	16,729	[a]	1,093,575
Zscaler, Inc.	8,838	[a]	1,702,464
			31,296,417

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Technology Hardware & Equipment - 3.1%
Amphenol Corp., Cl. A		50,572		5,833,480
Arista Networks, Inc.		2,343	[a]	679,423
HP, Inc.		50,461		1,524,931
Keysight Technologies, Inc.		23,331	[a]	3,648,502
Littelfuse, Inc.		6,373		1,544,497
NetApp, Inc.		11,581		1,215,658
				14,446,491
Transportation - .8%
American Airlines Group, Inc.		66,826	[a]	1,025,779
Delta Air Lines, Inc.		30,073		1,439,595
Hertz Global Holdings, Inc.		132,533	[a,b]	1,037,733
				3,503,107
Utilities - 7.2%
ALLETE, Inc.		12,144		724,268
American Water Works Co., Inc.		13,186		1,611,461
Brookfield Renewable Corp., Cl. A		46,513	[b]	1,142,824
Consolidated Edison, Inc.		28,404		2,579,367
Constellation Energy Corp.		45,945		8,492,933
Edison International		9,809		693,791
Entergy Corp.		42,887		4,532,298
Eversource Energy		14,189		848,077
New Jersey Resources Corp.		37,510		1,609,554
NiSource, Inc.		94,490		2,613,593
OGE Energy Corp.		49,575		1,700,423
ONE Gas, Inc.		33,396		2,155,044
Public Service Enterprise Group, Inc.		32,563		2,174,557
Spire, Inc.		15,634		959,459
UGI Corp.		68,115		1,671,542
				33,509,191
Total Common Stocks (cost $366,658,478)				464,504,595
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $894,207)	5.42	894,207	[d]	894,207

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,494,648)	5.42	2,494,648	[d]	2,494,648

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $370,047,333)	100.5%	467,893,450
Liabilities, Less Cash and Receivables	(.5%)	(2,340,018)
Net Assets	100.0%	465,553,432

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $7,846,870 and the value of the collateral was $8,075,316, consisting of cash collateral of $2,494,648 and U.S. Government & Agency securities valued at $5,580,668. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	464,504,595	-	-	464,504,595
Investment Companies	3,388,855	-	-	3,388,855

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2024, accumulated net unrealized appreciation on investments was $97,846,117, consisting of $111,069,335 gross unrealized appreciation and $13,223,218 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.